Financial assets at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2021
Financial assets at fair value through profit or loss [abstract]
Table of Debt Securities FVTPL

	December 31, 2021	December 31, 2020
Government securities	1,396,145	1,381,603
Private securities - Corporate bonds	780	41,415

TOTAL	1,396,925	1,423,018

Table of Derivative Financial Assets FVTPL

	December 31, 2021	December 31, 2020
Foreign Currency Forwards	2,813,384	4,069,007
Interest Rate Swaps	3,098	—
Put Option - Prisma Medios de Pago S.A. (1)	—	1,784,130

TOTAL	2,816,482	5,853,137

(1)
On October 1, 2021, the Bank, together with the other Class B Shareholders, gave notice with respect to the exercise of the put option and therefore started the procedure to sell 49% of the capital stock in Prisma Medios of Pago S.A. (see Note 9.3).

Table of Derivative Financial Assets FVTPL - Foreign Currency Forward and Interest Rate Swap

	December 31, 2021	December 31, 2020
Foreign Currency Forwards
Foreign currency forward purchases - US$	1,189,085	1,011,403
Foreign currency forward sales - US$	1,129,832	978,794
Foreign currency forward sales - Euros	11,432	6,834
Interest rate swaps
Fixed rate for floating rate	180,000	—

Table of Equity Instruments FVTPL

	December 31, 2021	December 31, 2020
Prisma Medios de Pago S.A. (1)	4,113,917	9,107,526
Mercado de Valores de Buenos Aires S.A.	260,000	232,450
BYMA-Bolsas y Mercados Argentinos S.A.	124,312	205,693
Investment Funds	1,905,039	2,221,661

TOTAL	6,403,268	11,767,330

(1)
This balance corresponds to the amount of 10,805,542 shares held in Prisma Medios de Pago S.A., representing 5.44% of such company’s capital stock. Such equity interest was measured at fair value, which management estimated using a report prepared by independent appraisers.